Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices - Schedule of Estimate Impairment Evaluations (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Brazil [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	43.07%	41.90%
Average margin on CAPEX	14.37%	19.62%
Average pre-tax discount rate (WACC)	10.45%	9.30%
Puerto Rico [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	23.92%	26.98%
Average margin on CAPEX	10.46%	8.91%
Average pre-tax discount rate (WACC)	6.31%	6.14%
Dominican Republic [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	52.34%	53.93%
Average margin on CAPEX	13.78%	13.82%
Average pre-tax discount rate (WACC)	11.95%	11.13%
Mexico [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	36.10%	36.19%
Average margin on CAPEX	10.66%	18.61%
Average pre-tax discount rate (WACC)	9.37%	8.60%
Ecuador [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	50.81%	47.14%
Average margin on CAPEX	18.49%	18.42%
Average pre-tax discount rate (WACC)	21.77%	20.13%
Peru [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	41.80%	36.53%
Average margin on CAPEX	7.11%	21.05%
Average pre-tax discount rate (WACC)	9.13%	10.39%
El Salvador [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	46.27%	45.18%
Average margin on CAPEX	9.26%	17.59%
Average pre-tax discount rate (WACC)	20.15%	22.37%
Colombia [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	43.39%	42.25%
Average margin on CAPEX	20.78%	27.41%
Average pre-tax discount rate (WACC)	10.15%	13.70%
Bottom of range [member] | Europe [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	26.81%	32.70%
Average margin on CAPEX	4.46%	7.70%
Average pre-tax discount rate (WACC)	6.08%	5.47%
Bottom of range [member] | Other countries [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	28.06%	32.92%
Average margin on CAPEX	11.68%	9.63%
Average pre-tax discount rate (WACC)	10.29%	9.16%
Top of range [member] | Europe [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	43.90%	47.31%
Average margin on CAPEX	16.89%	21.10%
Average pre-tax discount rate (WACC)	29.15%	24.11%
Top of range [member] | Other countries [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	51.46%	49.54%
Average margin on CAPEX	27.15%	25.97%
Average pre-tax discount rate (WACC)	22.79%	29.94%